Report of Directors Financial Review Risk Report - Loans and advances to customers and banks measured at amortised cost (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	153,973	148,326
Total gross loans and advances
Disclosure of credit risk exposure [line items]
Financial assets	2,350,371	2,432,751
Total gross loans and advances | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,507,370	2,700,821
Total gross loans and advances | Financial investments - measured at amortised cost | Discontinued operations | South Africa
Disclosure of credit risk exposure [line items]
Financial assets	660
Total gross loans and advances | Financial investments - measured at amortised cost | Discontinued operations | German Private Banking Business
Disclosure of credit risk exposure [line items]
Financial assets	309
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,042,425	1,062,526
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,113	84,075
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations | South Africa
Disclosure of credit risk exposure [line items]
Financial assets	660	56,503
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations | German Private Banking Business
Disclosure of credit risk exposure [line items]
Financial assets	309	27,317
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,043,538	1,146,601
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4,618)	(5,469)
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(10,197)	(11,917)
Allowance for ECL | Financial investments - measured at amortised cost | Discontinued operations | South Africa
Disclosure of credit risk exposure [line items]
Financial assets	(4)
Allowance for ECL | Financial investments - measured at amortised cost | Discontinued operations | German Private Banking Business
Disclosure of credit risk exposure [line items]
Financial assets	(144)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(9,728)	(11,089)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(303)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations | South Africa
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(220)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations | German Private Banking Business
Disclosure of credit risk exposure [line items]
Financial assets	0	(82)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (9,732)	$ (11,392)